UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, Suite 1450

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: Last Day of February

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

HAGIN Keystone Market Neutral Fund

AUGUST 31, 2012

(UNAUDITED)

HAGIN KEYSTONE MARKET NEUTRAL FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represent as a percentage of the portfolio of investments, by industry sectors.

	HAGIN Keystone Market Neutral Fund
	Schedule of Investments
	August 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 47.30%

Agricultural Chemicals - 0.96%
112	Scotts Miracle-Gro Co.	$ 4,665

Air Courier Services - 0.25%
14	FedEx Corp.	1,227

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 0.25%
26	Lennox International Inc.	1,235

Ball & Roller Bearings - 0.58%
70	Timken Co.	2,811

Biological Products (No Diagnostic Substances) - 0.98%
57	Amgen Inc.	4,783

Books: Publishing or Publishing & Printing - 1.16%
68	Mcgraw-Hill Companies, Inc.	3,482
44	Wiley John & Sons, Inc.	2,171
		5,653
Cable & Other Pay Television Services - 0.24%
36	Dish Network Corp. *	1,152

Chemicals & Allied Products - 0.20%
69	Huntsman Corp.	992

Commercial Printing - 0.81%
358	RR Donnelley & Sons Co.	3,931

Computer Peripheral Equipment, NEC - 0.57%
476	Brocade Communications Systems, Inc. *	2,761

Computer Storage Devices - 0.94%
175	Emc Corp. *	4,601

Construction Special Trade Contractors - 0.61%
81	Chicago Bridge & Iron Co.	2,982

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.30%
48	Bemis, Inc.	1,452

Crude Petroleum & Natural Gas - 0.65%
29	Newfield Exploration Co. *	946
33	Plains Exploration & Production Co.	1,298
23	Unit Corp. *	915
		3,159
Electric & Other Services Combined - 0.94%
144	Public Service Enterprise Group, Inc.	4,559

Electric Services - 0.20%
45	NRG Energy, Inc.	960

Electronic Components & Accessories - 0.30%
154	Vishay Intertechnology, Inc. *	1,472

Finance Lessors - 0.19%
25	CIT Group, Inc. *	944

Fire, Marine & Casualty Insurance - 1.00%
13	Alleghany Corp. *	4,383
6	Allied World Insurance Co.	471
		4,854
Food & Kindred Products - 0.98%
136	Campbell Soup Co.	4,779

Hospital & Medical Service Plans - 0.22%
20	Unitedhealth Group, Inc.	1,086

Hotels & Motels - 1.70%
127	Marriott International, Inc., Class A	4,785
34	Wynn Resorts, Ltd.	3,508
		8,293
Ice Cream & Frozen Desserts - 0.29%
85	Dean Foods Co. *	1,396

Instruments for Meas & Testing of Electricity & Elec Signals - 0.75%
84	Itron, Inc. *	3,642

Investment Advice - 0.53%
13	Affiliated Managers Group, Inc. *	1,529
37	Lazard Ltd., Class A	1,054
		2,583
Laboratory Analytical Instruments - 0.37%
11	Mettler Toledo International, Inc. *	1,816

Lawn & Garden Equipment - 0.78%
102	Toro Co.	3,794

Life Insurance - 0.20%
14	American National Insurance Co.	990

Metal Cans - 0.82%
95	Ball Corp.	4,006

Metal Mining - 0.24%
33	Freeport McMoran Copper & Gold, Inc.	1,192

Metalworking Machinery & Equipment - 0.54%
64	Lincoln Electric Holdings, Inc.	2,640

Miscellaneous Fabricated Matal Products - 0.18%
11	Parker Hannifin Copr.	880

Motor Vehicle Parts & Accessories - 0.41%
13	Borgwarner, Inc. *	894
36	Delphi Automotive Plc. *	1,090
		1,984
Motor Vehecles & Passenger Car Bodies - 0.45%
37	Webco Holdings, Inc. *	2,173

National Commercial Banks - 1.39%
164	Bank of America Corp.	1,310
145	BB&T Corp.	4,573
115	First Niagara Financial Group, Inc.	907
		6,790
Perfumes, Cosmetics & Other Toilet Preparations - 0.52%
24	Colgate Palmolive Co.	2,551

Petroleum Refining - 1.22%
45	ConocoPhillips	2,556
85	Tesoro Corp.	3,378
		5,934
Pharmaceutical Preparations - 0.18%
64	Warner Chilcott Plc.	872

Pumps & Pumping Equipment - 0.21%
8	Flowserve Corp.	1,021

Radio & TV Broadcasting & Communications Equipment - 0.78%
114	Dolby Laboratories, Inc., Class A *	3,783

Retail-Apparel & Accessory Stores - 0.96%
236	Ascena Retail Group, Inc. *	4,673

Retail-Auto & Home Supply Stores - 0.49%
28	O'Reilly Automotive, Inc. *	2,379

Retail-Building Materials, Hardware, Garden Supply - 0.97%
33	Sherwin-Williams Co.	4,722

Retail-Drug Stores & Proprietary Stores - 0.34%
46	Walgreens Co.	1,645

Retail-Eating Places - 0.97%
4	Chipotle Mexican Grille, Inc., Class A *	1,155
23	Panera Bread Co., Class A *	3,563
		4,718
Retail-Retail Stores, NEC - 1.01%
42	IAC/Interactive Corp.	2,177
39	Petsmart, Inc.	2,766
		4,943
Retail-Variety Stores - 0.77%
123	Big Lots, Inc. *	3,744

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.87%
113	Garmin, Ltd.	4,560
68	Northrop Grumman Corp.	4,549
		9,109
Security Brokers, Dealers & Flotation Companies - 0.29%
66	SEI Investments Co.	1,436

Semiconductors & Related Devices - 0.79%
618	Advanced Micro Devices, Inc. *	2,299
135	Cypress Semiconductor Corp.	1,567
		3,866
Services-Business Services, NEC - 1.85%
17	Accenture Plc., Class A	1,047
53	Lender Processing Services, Inc.	1,488
9	MasterCard, Inc., Class A	3,806
21	VISA, Inc., Class A	2,693
		9,034
Services-Consumer Credit Reporting, Collection Agencies - 0.68%
84	Moody's Corp.	3,326

Services-Engineering Services - 0.23%
57	Aecom Technology Corp. *	1,105

Services-Management Services - 0.96%
95	Gartner, Inc. *	4,692

Services-Prepackaged Software - 5.58%
185	CA, Inc.	4,816
98	BMC Software, Inc. *	4,057
77	Intuit, Inc.	4,508
154	Microsoft Corp.	4,746
149	Oracle Corp.	4,716
49	VMware, Inc., Class A *	4,363
		27,206
State Commercial Banks - 0.46%
79	Popular, Inc. *	1,251
15	Signature Bank Corp. *	969
		2,220
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.16%
41	United States Steel Corp. *	797

Surety Insurance - 0.20%
90	MBIA, Inc. *	979

Surgical & Medical Instruments & Apparatus - 0.98%
443	Boston Scientific Corp. *	2,392
86	Hill-Rom Holdings, Inc.	2,385
		4,777
Telephone Communications (No Radio Telephone) - 1.87%
125	AT&T, Inc.	4,580
106	Verizon Communications, Inc.	4,552
		9,132
Transportation Services - 0.87%
83	Expedia, Inc.	4,263

Trucking & Courier Services (No Air) - 0.92%
61	United Parcel Service, Inc., Class B	4,502

Women's, Misses', Children's & Infants' Undergarments - 0.19%
35	Guess, Inc.	912

TOTAL FOR COMMON STOCK (Cost $232,161) - 47.30%		$ 230,578

REAL ESTATE INVESTMENT TRUSTS - 2.17%
13	Alexandria Real Estate Equities, Inc.	961
275	Annaly Capital Management, Inc.	4,760
50	BioMed Realty Trust, Inc.	927
53	CBL & Associates Properties, Inc.	1,133
61	CommonWealth REIT	913
14	Howard Hughes Corp. *	921
119	MFA Financial, Inc.	975

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $10,494) - 2.17%		10,590

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 23.73%
26,500	US Treasury Bill, 0.00%, 10/18/12	26,498
89,200	US Treasury Bill, 0.00%, 9/27/12	89,195

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $115,768) - 23.73%		115,693

SHORT TERM INVESTMENTS - 29.37%
143,159	Fidelity Money Market Fund #59, 0.17%, (Cost $143,159) **	143,159

TOTAL FOR SHORT TERM INVESTMENTS (Cost $143,159) - 29.37%		143,159

TOTAL INVESTMENTS (Cost $501,582) - 102.57%		500,020

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.57)%		(12,572)

NET ASSETS - 100.00%		$ 487,448

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at August 31, 2012.

The accompanying notes are an integral part of these financial statements.

	HAGIN Keystone Market Neutral Fund
	Schedule of Securities Sold Short
	August 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK

Aircraft & Parts
45	Triumph Group	$ 2,674

Aircraft Parts & Auxiliary Equipment, NEC
22	Transdigm Group Inc. *	3,050

Apparel & Other Finished Prods of Fabrics & Similar Material
37	Under Armour, Inc., Class A *	2,154

Biological Products (No Diagnostic Substances)
11	Catamaran Corp. *	959
17	Gilead Science, Inc. *	981
		1,940
Cable & Other Pay Television Services
17	Scripps Networks Interactive, Inc., Class A	1,005
66	Time Warner Inc.	2,742
48	Discovery Communications, Inc., Series A *	2,632
		6,379
Calculating & Accounting Machines (No Electronic Computers)
54	NCR Corp. *	1,209
82	Verifone Systems, Inc. *	2,849
		4,058
Carpets & Rugs
13	Mohawk Industries, Inc. *	937

Cigarettes
61	Reynolds American, Inc.	2,812

Communications Equipment, NEC
34	Echostar Corp. *	918

Communications Services, NEC
40	Crown Castle International Co. *	2,538
47	SBA Communications Corp. *	2,810
		5,348
Computer Storage Devices
63	Sandisk Corp. *	2,597

Construction Machinery & Equipment
32	Caterpillar, Inc.	2,731

Converted Paper & Paperboard Products (No Containers/Boxes)
184	Sealed Air Corp.	2,626

Crude Petroleum & Natural Gas
12	Concho Resources, Inc. *	1,077

Deep Sea Foreign Transportation of Freight
11	Seacor Holdings, Inc. *	946

Dental Equipment & Supplies
52	Dentsply International, Inc.	1,886

Dolls & Stuffed Toys
39	Mattel Inc.	1,370

Electric & Other Services Combined
37	Westar Energy, Inc.	1,077

Electric Services
35	ITC Holdings Corp.	2,519
23	Nextera Energy, Inc.	1,548
71	Northeast Utilities	2,675
		6,742
Electrical Industrial Apparatus
255	Graftech International, Ltd. *	2,389

Electrical Work
38	Quanta Services, Inc. *	912

Electromedical & Electrotherapeutic Apparatus
38	Medtronic, Inc.	1,545

Electronic Connectors
16	Amphenol Corp., Class A	974

Fabricated Structural Metal Products
12	Valmont Industries, Inc.	1,521

Farm Machinery & Equipment
35	Deere & Co.	2,629

Fats & Oils
36	Bunge Ltd.	2,291

Fire, Marine & Casualty Insurance
19	Ace Ltd.	1,401
30	Berkshire Hathaway, Inc., Class B *	2,530
27	Travelers Companied, Inc.	1,748
		5,679
Food & Kindred Products
69	Kraft Foods, Inc., Class A *	2,864

Gold & Silver Ores
81	Allied Nevada Gold Corp. *	2,639

Grain Mill Products
46	Kellogg Co.	2,330

Household Appliances
23	Whirlpool Corp.	1,736

Investment Advice
109	Legg Mason, Inc.	2,679

Iron & Steel Foundries
18	Precision Castparts Corp.	2,899

Lumber & Wood Products (No Furniture)
115	Leucadia National Corp. *	2,459

Malt Beverages
64	Molson Coors Brewing Co., Class B	2,851

Measuring & Controlling Devices, NEC
33	Thermo Fisher Scientific, Inc.	1,893
39	Trimble Navigation, Ltd. *	1,912
		3,805
Men's & Boy's Furnishings, Work Clothing, & Allied Garments
18	VF Corp.	2,748

Metalworking Machinery & Equipment
15	SPX Corp.	958

Mining Machinery & Equip (No Oil & Gas Field Mach & Equip)
43	Joy Global, Inc.	2,295

Miscellaneous Food Preparations & Kindered Products
38	Green Mountain Coffee Roasters Inc. *	924
21	McCormick & Co., Inc.	1,290
		2,214
Motor Vehicle Parts & Accessories
103	Gentex Corp.	1,805
29	Visteon Corp. *	1,335
		3,140
Motor Vehecles & Passenger Car Bodies
40	Paccar, Inc.	1,596

National Commercial Banks
15	PNC Financial Services Group, Inc.	932
44	US Bankcorp	1,470
83	Wells Fargo & Co.	2,824
		5,226
Oil & Gas Field Machinery & Equipment
30	Baker Hughes, Inc.	1,368
54	Cameron International Corp. *	2,954
59	FMC Technologies, Inc. *	2,764
22	National Oilwell Varco, Inc.	1,734
		8,820
Oil & Gas Field Services, NEC
42	Superior Energy Services, Inc. *	872

Operative Builders
60	DR Horton, Inc.	1,139
82	Toll Brothers, Inc. *	2,683
		3,822
Pharmaceutical Preparations
21	Perrigo Company, Inc.	2,309
14	Regeneron Pharmaceuticals, Inc. *	2,073
		4,382
Public Building & Related Furniture
52	Johnson Controls, Inc.	1,415

Pumps & Pumping Equipment
57	Graco, Inc.	2,816

Retail-Auto Dealers & Gasoline Stations
71	Autonation, Inc. *	2,854
91	Carmax, Inc. *	2,784
		5,638
Retail-Building Materials, Hardware, Garden Supply
33	Fastenal Co.	1,422

Retail-Eating & Drinking Places
37	Dunkin Brands Group, Inc.	1,078

Retail-Food Stores
24	GNC Holdings, Inc.	932

Retail-Jewelry Stores
44	Signet Jewelers, Ltd.	2,018
47	Tiffany & Co.	2,912
		4,930
Rubber & Plastics Footwear
25	Deckers Outdoor Corp. *	1,238

Savings Institution, Federally Chartered
156	TFS Financial Corp. *	1,379

Secondary Smelting & Refinning of Nonferous Metals
222	Titanium Metals Corp.	2,717

Semiconductors & Related Devices
27	Broadcom Corp., Class A	959
47	Cree, Inc. *	1,325
15	IPG Photonics Corp. *	922
53	Texas Instruments, Inc.	1,539
		4,745
Services-Business Services, NEC
91	Fidelity National Information Services, Inc.	2,867
62	Ebay, Inc. *	2,943
66	Global Payments, Inc.	2,749
97	Nielsen Holdings N.V. *	2,720
		11,279
Services-Computer Integrated Systems Design
187	Yahoo, Inc. *	2,740

Services-Computer Processing & Data Preparation
20	Fiserv, Inc. *	1,426
17	IHS, Inc. *	1,939
		3,365
Services-Computer Programming, Data Processing, ETC
43	Facebook, Inc., Class A *	776
17	Rackspace Hosting, Inc. *	1,020
65	Solera Holdings, Inc.	2,673
		4,469
Services-Equipment Rental & Leasing, NEC
29	United Rentals, Inc. *	937

Services-Help Supply Services
36	Manpower, Inc.	1,336

Services-Motion Picture & Video Tape Production
101	DreamWorks Animation SKG, Inc. *	1,714

Services-Personal Services
52	Tripadvisor, Inc. *	1,739
20	Weight Watchers International, Inc.	955
		2,694
Services-Prepackaged Software
41	Nuance Communications, Inc. *	978

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
42	Ecolab, Inc.	2,689

State Commercial Banks
62	Bank of New York Mellon Corp.	1,397
21	Northern Trust Corp.	975
24	State Street Corp.	998
		3,370
Telephone Communications (No Radio Telephone)
5	Equinix, Inc. *	988

Water Transportation
64	Carnival Corp.	2,220
63	Golar LNG Ltd.	2,465
53	Kirby Corp. *	2,790
		7,475
Wholesale-Durable Goods
5	W.W. Grainger, Inc.	1,030

Wholesale-Electronic Parts & Equipment, NEC
29	Avnet, Inc. *	934

Wholesale-Industrial Machinery & Equipment
17	MSC Industrial Direct Co., Inc.	1,178

Wholesale-Metals Service Centers & Offices
18	Reliance Steel & Aluminum Co.	926

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
71	LKQ Corp. *	2,680

Wholesale-Petroleum & Petroleum Products (No Bulk Stations)
79	World Fuel Services, Corp.	2,940

TOTAL FOR COMMON STOCK (Proceeds $205,290)		$ 211,629

EXCHANGE TRADED FUNDS
26	SPDR S&P 500	3,670

TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,491)		$ 3,670

REAL ESTATE INVESTMENT TRUSTS
37	American Tower Corp.	2,605
588	Chimera Investment Corp.	1,494
27	Federal Realty Investment Trust	2,914
47	Health Care REIT, Inc.	2,747
59	HCP, Inc.	2,706
98	Host Hotels & Resorts, Inc.	1,499
50	Plum Creek Timber Co., Inc.	2,047
43	Prologis, Inc.	1,469
52	Realty Income Corp.	2,191

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $19,387)		19,672

TOTAL SECURITIES SOLD SHORT (Proceeds $228,168)		$ 234,971

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Statement of Assets and Liabilities
August 31, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $501,582)	$ 500,020
Cash	224,128
Receivables:
Dividends and Interest	500
Total Assets	724,648
Liabilities:
Securities Sold Short, at Value (Proceeds $228,168)	234,971
Payables:
Advisory Fees	2,229
Total Liabilities	237,200
Net Assets	$ 487,448

Net Assets Consist of:
Paid In Capital	$ 500,000
Undistributed Net Investment Loss	(1,603)
Accumulated Undistributed Realized Loss on Investments	(2,584)
Unrealized Depreciation in Value of Investments	(8,365)
Net Assets	$ 487,448

Shares Outstanding	50,202

Net Asset Value and Redemption Price Per Share	$ 9.71

The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Statement of Operations
For the Period March 16, 2012, (Commencement of Operations)
through August 31, 2012 (Unaudited)

Investment Income:
Dividends	$ 508
Interest	118
Total Investment Income	626

Expenses:
Advisory Fees (Note 4)	2,229
Total Expenses	2,229

Net Investment Loss	(1,603)

Realized Gain (Loss) on:
Investments in Securities	1,457
Securities Sold Short	(4,042)
Net Realized Loss on Investments and Securities Sold Short	(2,585)

Change in Unrealized Appreciation/Depreciation on:
Investments in Securities	(1,561)
Securities Sold Short	(6,803)
Change in Unrealized Appreciation/(Depreciation)	(8,364)

Net Realized and Unrealized Loss on Investments	(10,949)

Net Decrease in Net Assets Resulting from Operations	$ (12,552)

The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
August 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,603)
Net Realized Gain on Investments	1,457
Net Realized Loss on Securities Sold Short	(4,042)
Change in Unrealized Depreciation on Investments	(1,561)
Change in Unrealized Depreciation on Securities Sold Short	(6,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,552)

Capital Share Transactions (Note 5)	400,000

Total Increase in Net Assets	387,448

Net Assets:
Beginning of Period	100,000

End of Period (including accumulated undistributed net investment loss of $(1,603))	$ 487,448

* For the period March 16, 2012, (commenced operations) through August 31, 2012.
The accompanying notes are an integral part of these financial statements.

HAGIN Keystone Market Neutral Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	August 31, 2012

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.25)
Total from Investment Operations	(0.29)

Net Asset Value, at End of Period	$ 9.71

Total Return ** (b)	(2.90)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 487
Ratio of Expenses to Average Net Assets	1.25%	***
Ratio of Net Investment Loss to Average Net Assets	(0.90)%	***
Portfolio Turnover	183.30%

(a) For the period March 16, 2012 (Commencement of Operations) through August 31, 2012.
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized
The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  The Trust currently consists of one series of shares of beneficial interest (“shares”) called the HAGIN Keystone Market Neutral Fund (the “Fund”).  The Fund is a diversified fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is HAGIN Capital, LLC, d.b.a. HAGIN Investment Management (“Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement.  Actual results could differ from those estimates.

SHORT SALES - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Money Markets - Money market securities are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$230,578	$0	$0	$230,578
Real Estate Investment Trust	10,590	0	0	10,590
U.S. Government Agencies and Obligations	115,693	0	0	115,693
Short-Term Investments	143,159	0	0	143,159
Total	$500,020	$0	$0	$500,520

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$211,629	$0	$0	$211,629
Exchange Traded Funds	3,670	0	0	3,670
Real Estate Investment Trust	19,672	0	0	19,672
Total	$234,971	$0	$0	$234,971

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the period ended August 31, 2012. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Fund did not hold any derivative instruments at any time during the period ended August 31, 2012. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. The Fund had no transfers into Level 2 during the period ended August 31, 2012.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement, the Adviser pays the operating expenses of the Fund except that the Fund will pay all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, and extraordinary or non-recurring expenses.  For its services, the Adviser receives an investment management fee equal to 1.25% of the average daily net assets of the Fund.  For the period ended August 31, 2012, the Adviser earned $2,229.  At August 31, 2012, the Fund owed the Adviser $2,229.

ADMINISTRATOR: The Adviser has entered into an administration agreement with Cortland Fund Services, LLC (the “Administrator”). The Adviser pays 0.20% on the first $20 million of assets, 0.12% on the next $20 million of assets, 0.10% on the next $20 million of assets, 0.08% on the next $20 million of assets, 0.06% on the next $20 million of assets, and 0.05% on assets above $100 million subject to a minimum monthly fee of $2,500.  Mr. Daniel Hart, a Trustee and President of the Trust, is a managing director of the Administrator.  Mr. Greg Myers, the Treasurer of the Trust, is a managing director of the Administrator and the son of another Trustee of the Trust.

5.  CAPITAL SHARE TRANSACTIONS

At August 31, 2012, paid in capital amounted to $500,000. Transactions in capital stock were as follows:

HAGIN Keystone Market Neutral Market Fund
Shares Sold	40,202
Shares Redeemed	___ _-
Net Increase and Shares Outstanding	40,202

6.  INVESTMENTS

For the period ended August 31, 2012, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, securities sold short and short-term securities, aggregated $503,294 and $262,153, respectively. For the period ended August 31, 2012, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $155,795 and $39,993, respectively.  For the period ended August 31, 2012, purchases and sales of securities sold short aggregated $215,195 and $439,320, respectively.

For federal income tax purposes, as of August 31, 2012, the gross unrealized appreciation for all securities totaled $7,003 and the gross unrealized depreciation for all securities totaled $15,368, for a net unrealized depreciation of $8,365.  The aggregate cost of securities for federal income tax purposes at August 31, 2012, was $501,582.

7.  DISTRIBUTIONS TO SHAREHOLDERS

During the period ended August 31, 2012, the Fund did not make any distributions.

As of the period ended August 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Loss	$ (1,603)

Unrealized Appreciation/(Depreciation)	$ (8,365)

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales and post-October losses.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Act. As of August 31, 2012, approximately 80.08% of the outstanding shares of the Fund are owned by HAGIN Capital, LLC, and as a result that entity may be deemed to control the Fund on the basis.

9.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

HAGIN Keystone Market Neutral Fund
Expense Illustration
August 31, 2012 (Unaudited)

Expense Example

As a shareholder of the HAGIN Keystone Market Neutral Fund (the "Fund"), you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012; and the actual period March 16, 2012 through August 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 16, 2012	August 31, 2012	March 16, 2012 to August 31, 2012

Actual	$1,000.00	$971.00	$5.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$5.84

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 169/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2012	August 31, 2012	March 1, 2012 to August 31, 2012

Actual	$1,000.00	$971.00	$6.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HAGIN KEYSTONE MARKET NEUTRAL FUND

ADDITIONAL INFORMATION

AUGUST 31, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-257-4240, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 257-4240 to request a copy of the SAI or to make shareholder inquiries.

 Advisory Renewal Agreement – On February 14, 2012, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and HAGIN Capital, LLC (the “Adviser”) with respect to the HAGIN Keystone Market Neutral Fund (the “Fund”).  The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund.  The Board reflected on its discussions with a representative of the Adviser regarding the proposed Advisory Agreement and the manner in which the Fund was to be managed.  The Board considered items, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison to comparable mutual funds, and the Advisory Agreement.

In deciding whether to approve the agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Adviser (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

(ii)

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.  In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Fund.  The Board discussed with the Adviser the expected fees and expenses of the Fund (including the management fee) relative to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio was generally comparable to those of similar funds. Following this discussion upon further consideration, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

(iii)

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it noted that the Adviser was obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund.  The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

(iv)

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory person assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board, including all of the Trustees, voting separately, approved the Advisory Agreement for the Fund upon the terms and for the compensation described therein.

Item 2. Code of Ethics.  Filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date November 9, 2012

* Print the name and title of each signing officer next his signature.